Dividends (Details)			3 Months Ended				6 Months Ended
	Sep. 05, 2025 day	Aug. 05, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 £ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 £ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 £ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 £ / shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | (per share)			$ 0.08000	£ 0.05899	$ 0.07270	£ 0.05683	$ 0.16000	£ 0.12075	$ 0.14540	£ 0.11375
Dividends Proposed Or Declared, Average Of Market Exchange Rates, Number Of Days | day	3
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.08320
ADS [Member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.4992
Dividends paid, ordinary shares per share			$ 0.4800		$ 0.4362		$ 0.9600		$ 0.8724